Debt Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Carrying Value of Notes Payable
As of December 31, 2016 and 2017, there was no outstanding balance under the revolving line of credit. The following table presents the carrying value of the Company’s notes payable (in thousands):

	December 31,
	2016	2017
Principal amount of notes payable	$30,825	$23,325
Unamortized debt discount	(838)	(501)
Net carrying amount of notes payable	29,987	22,824
Less current portion	(7,163)	(7,245)
Non-current portion of notes payable	$22,824	$15,579